Supplemental Disclosures (Schedule of Supplemental Cash Flow Income Statement Disclosures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Net cash provided by (used for) operations	$ 0	$ 11	$ (6)
Net cash used for investing activities	0	0	(14)
Effect of exchange rate changes on cash and cash equivalents	$ 0	$ 0	$ (2)